QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Length of fiscal year									371 days	364 days	364 days
NET SALES	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 9,626,739	$ 8,636,134	$ 5,153,998
Gross profit	357,470	450,176	503,452	478,363	371,564	327,555	421,294	286,554	1,789,461	1,406,967	800,296
NET EARNINGS	131,879	172,101	207,853	193,131	147,006	125,747	175,360	104,251	704,964	552,364	253,882
Net earnings attributable to controlling interest	$ 132,589	$ 167,241	$ 203,118	$ 189,703	$ 137,906	$ 121,041	$ 173,382	$ 103,311	$ 692,651	$ 535,640	$ 246,778
EARNINGS PER SHARE - BASIC (USD per share)	$ 2.12	$ 2.68	$ 3.24	$ 3.01	$ 2.21	$ 1.94	$ 2.79	$ 1.67	$ 11.05	$ 8.61	$ 4.00
EARNINGS PER SHARE - DILUTED (USD per share)	$ 2.10	$ 2.66	$ 3.23	$ 3.00	$ 2.21	$ 1.94	$ 2.78	$ 1.67	$ 10.97	$ 8.59	$ 4.00